Income Taxes - Summary of Reconciliation of Income Tax Expense to Profit (Loss) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before taxes	R$ 442,339	R$ (95,665)	R$ (149,221)
Brazilian statutory rate	34.00%	34.00%	34.00%
Tax (expense) benefit at the statutory rate	R$ (150,395)	R$ 32,526	R$ 50,735
Additions (exclusions):
Gain from entities not subject to the payment of income taxes	(3,283)	(37,098)	(32,819)
Other permanent differences	(2,871)	(3,805)	(743)
Equity pickup on associates	169	105	(20)
Unrecorded deferred taxes	(652)	(1,332)	(3,237)
Use of tax losses previously unrecorded	2,689	218	324
Previously unrecognized deferred income tax on unused tax losses			11,109
Previously unrecognized deferred income tax on temporary differences			1,653
Unrealized gain on previously held interest on acquisition	7,290
Tax incentives for cultural sponsorship	3,300
Research and development tax benefit	4,026
Other tax incentives	2,616	82	28
Total income tax and social contribution (expense) gain	R$ (137,112)	R$ (9,304)	R$ 27,030
Effective tax rate	(31.00%)	(10.00%)	18.00%
Current income tax and social contribution	R$ (154,882)	R$ (5,682)	R$ (262)
Deferred income tax and social contribution	17,770	(3,622)	27,292
Total income tax and social contribution (expense) gain	R$ (137,112)	R$ (9,304)	R$ 27,030